PATENT RIGHTS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 12, 2021	Apr. 13, 2018	Dec. 18, 2019	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Purchase of patents						$ 37,000	$ 80,000	$ 80,000
Value of common stock issued in exchange for Patent Rights							697,000	696,799
Amortization of patent rights								$ 64,873	$ 7,332
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of patents								15 years
Amortization of patent rights				$ 10,000	$ 20,000	$ 30,000	$ 30,000
Purchase and Sale Agreement (Agreement) with Andre Buys [Member]
Finite-Lived Intangible Assets [Line Items]
Amount for consideration portfolio		$ 100,000
Legal costs to transfer patent rights		10,000
Purchase of patents		$ 100,000
Term For second payment		2 years
Purchase and Sale Agreement (Agreement) with Andre Buys [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Number of common stock issued in exchange for Patent Rights			386,681
Value of common stock issued in exchange for Patent Rights			$ 700,000
Deferred compensation arrangement with individual share award granted amount			800,000
Cash Payment			$ 100,000
Purchase and Sale Agreement (Agreement) with Andre Buys [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of patents		15 years
Agreed to pay amount for discretion		$ 500,000
Purchase and Sale Agreement (Agreement) with Andre Buys [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of patents		20 years
Agreed to pay amount for discretion		$ 800,000
Kore [Member]
Finite-Lived Intangible Assets [Line Items]
Payment for asset acquisition	$ 3,500,000
Asset acquisition-related expenses	200,000
Asset acquisition cost	3,702,000
Capitalized key patents and intellectual property acquired	$ 2,800,000
Kore [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of patents	15 years
Kore [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of patents	20 years